SUPPLEMENT DATED AUGUST 28, 2018

TO THE SUMMARY PROSPECTUS FOR PACIFIC SELECT FUND —

DEVELOPING GROWTH PORTFOLIO

DATED MAY 1, 2018

This supplement revises the Developing Growth Portfolio summary prospectus dated May 1, 2018 (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

In the Management subsection, information regarding Arthur K. Weise, CFA is deleted.